Advance to Suppliers, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Advance to Suppliers, Net [Abstract]
Schedule of Balance of Advance to Suppliers, Net

The balance of advance to suppliers, net consists of the following:

	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
		(Unaudited)
AIGC Research and Development Services	14,347,600	19,098,760
IP Digitalization	11,070,276	5,055,824
2025 Advertising Campaign -Calleton Brand	-	2,500,000
2025 Advertising Campaign -Namei Brand	-	2,320,000
2025 Advertising Campaign -FoodTalks Brand	-	1,930,000
2025 Advertising Campaign -Hongxiangji Brand	-	1,785,000
2025 Advertising Campaign -Eisansun Brand	-	1,402,170
2025 Advertising Campaign -KAMYUEN Brand	-	1,329,751
2025 Advertising Campaign -Wubeizi Brand	-	1,328,000
2025 Advertising Campaign -Sixiangshan Brand	-	1,300,000
2025 Advertising Campaign -SUPOR Brand	-	1,144,876
2025 Advertising Campaign -Langjiu Brand	-	1,113,208
2025 Advertising Campaign -Huangshanghuang Brand	-	1,000,000
2025 Advertising Campaign -By-health Brand	-	978,000
2025 Advertising Campaign -Kaweiduo Brand	-	635,854
2026 Hong Kong Sailing Week 2026 and 29er Asian Sailing Championship	-	2,505,510
2025 Hong Kong Open Badminton Championship	-	715,860
Others	540,132	535,561
Total	25,958,008	46,678,372
Less: allowance of doubtful accounts	-	-
Total advance to suppliers, net	25,958,008	46,678,372

The balance of advance to suppliers, net consisted of the following:

	As of June 30,
	2024	2025
	RMB	RMB
AIGC Research and Development Services	-	14,347,600
IP Digitalization	-	11,070,276
2021 Baoding Marathon	3,870,439	-
2023 Wanfenglin Half Marathon	532,011	-
2022 Kunming Plateau half horse	560,506	-
2025 Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion	-	481,132
2022 Guizhou Ring Leigong Mountain Marathon	440,770	-
2024 Harbin Longevity Forest Marathon	4,230,000	-
2024 Golden Show Half Marathon	2,676,000	-
2023 Pony fun exercise class	128,277	-
2023 Beautiful Creation Camp	42,242	-
2025 Advertising Campaign -Good Family Brand	-	59,000
Others	478,101	-
Total	12,958,346	25,958,008
Less: allowance of credit losses	(4,871,715)	-
Total advance to suppliers, net	8,086,631	25,958,008

Schedule of Movements in Allowance of Doubtful Accounts	For the six months ended December 31, 2025, there was nil write off for the prior period impairment made due to the collection of such prepayment from suppliers.

As of
	June 30, 2025	December 31, 2025
	RMB	RMB
(Unaudited)
Beginning balance	4,871,715	-
Additions	-	-
Reversal	-	-
Write-off	(4,871,715)	-
Ending balance	-	-

The movements in the allowance of doubtful accounts were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Beginning balance	-	5,216,045	4,871,715
Additions	5,216,045	-	-
Reversal	-	(344,330)	-
Write-off	-	-	(4,871,715)
Ending balance	5,216,045	4,871,715	-